SUBSEQUENT EVENTS (Details) (USD $)	0 Months Ended		2 Months Ended	6 Months Ended		12 Months Ended				114 Months Ended	120 Months Ended	0 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended		1 Months Ended			1 Months Ended			0 Months Ended				0 Months Ended			0 Months Ended			0 Months Ended			1 Months Ended	0 Months Ended			1 Months Ended	12 Months Ended			12 Months Ended		24 Months Ended
	Mar. 13, 2014	Oct. 02, 2012	Dec. 31, 2011	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2007	Dec. 31, 2013	Jun. 30, 2014	Mar. 17, 2014 Chief Operating Officer [Member] Subsequent Event [Member]	Aug. 13, 2014 Conversion of Note Payable [Member] Subsequent Event [Member] Convertible Debt [Member]	Jun. 30, 2014 Conversion of Note Payable [Member] Convertible Debt [Member]	Mar. 31, 2014 Conversion of Note Payable [Member] Convertible Debt [Member]	Dec. 31, 2013 Conversion of Note Payable [Member] Convertible Debt [Member]	Dec. 31, 2011 Conversion of Note Payable [Member] Convertible Debt [Member]	Aug. 13, 2014 Conversion of Note Payable #2 [Member] Subsequent Event [Member] Convertible Debt [Member]	Jun. 30, 2014 Conversion of Note Payable #2 [Member] Convertible Debt [Member]	Dec. 31, 2011 Conversion of Note Payable #2 [Member] Convertible Debt [Member]	Aug. 13, 2014 Conversion of Note Payable #3 [Member] Subsequent Event [Member] Convertible Debt [Member]	Jun. 30, 2014 Conversion of Note Payable #3 [Member] Convertible Debt [Member]	Dec. 31, 2011 Conversion of Note Payable #3 [Member] Convertible Debt [Member]	Dec. 31, 2010 Conversion of Note Payable #3 [Member] Convertible Debt [Member]	Aug. 13, 2014 Subsequent Event [Member] JSJ Investments ("JSJ") [Member] Convertible Debt [Member]	Aug. 13, 2014 Subsequent Event [Member] JSJ Investments ("JSJ") [Member] Minimum [Member]	Aug. 13, 2014 Subsequent Event [Member] JSJ Investments ("JSJ") [Member]	Aug. 13, 2014 Subsequent Event [Member] RLS Premiere Financial LLC ("RSL") [Member] Convertible Debt [Member]	May 14, 2014 Subsequent Event [Member] RLS Premiere Financial LLC ("RSL") [Member] Convertible Debt [Member]	Aug. 13, 2014 Subsequent Event [Member] KBM Worldwide, Inc. ("KBM") [Member] Convertible Debt [Member]	Aug. 13, 2014 Subsequent Event [Member] Unsecured Convertible Notes Payable #2 [Member] Convertible Debt [Member] KBM Worldwide, Inc. ("KBM") [Member]	Aug. 13, 2014 Subsequent Event [Member] Unsecured Convertible Notes Payable #2 [Member] KBM Worldwide, Inc. ("KBM") [Member]	Mar. 17, 2014 Subsequent Event [Member] Convertible Note on January 31, 2014 [Member] GEL Properties, LLC [Member] Legal Fees [Member]	Mar. 17, 2014 Subsequent Event [Member] Convertible Note on January 31, 2014 [Member] GEL Properties, LLC [Member] Commissions to Carter Terry & Company [Member]	Mar. 17, 2014 Subsequent Event [Member] Convertible Note on January 31, 2014 [Member] GEL Properties, LLC [Member]	Mar. 17, 2014 Subsequent Event [Member] Convertible Note on January 31, 2014 [Member] GEL Properties, LLC [Member]	Mar. 17, 2014 Subsequent Event [Member] Convertible Note on February 3, 2014 [Member] LG Capital Funding LLC [Member] Legal Fees [Member]	Mar. 17, 2014 Subsequent Event [Member] Convertible Note on February 3, 2014 [Member] LG Capital Funding LLC [Member]	Mar. 17, 2014 Subsequent Event [Member] Convertible Note on February 3, 2014 [Member] LG Capital Funding LLC [Member]	Mar. 17, 2014 Subsequent Event [Member] Convertible Note on March 13, 2014 [Member] LG Capital Funding LLC [Member] Commissions to Carter Terry & Company [Member]	Mar. 17, 2014 Subsequent Event [Member] Convertible Note on March 13, 2014 [Member] LG Capital Funding LLC [Member]	Mar. 17, 2014 Subsequent Event [Member] Convertible Note on March 13, 2014 [Member] LG Capital Funding LLC [Member]	Mar. 17, 2014 Subsequent Event [Member] Convertible Note on March 13, 2014 [Member] Union Capital LLC [Member] Commissions to Carter Terry & Company [Member]	Mar. 17, 2014 Subsequent Event [Member] Convertible Note on March 13, 2014 [Member] Union Capital LLC [Member]	Mar. 17, 2014 Subsequent Event [Member] Convertible Note on March 13, 2014 [Member] Union Capital LLC [Member]	Aug. 13, 2014 Subsequent Event [Member] Convertible Debt [Member]	Mar. 17, 2014 Subsequent Event [Member] JMJ Financial [Member]	Mar. 17, 2014 Subsequent Event [Member] LG Capital Funding LLC [Member] Commissions to Carter Terry & Company [Member]	Mar. 17, 2014 Subsequent Event [Member]	Aug. 13, 2014 Subsequent Event [Member]	Dec. 31, 2012 Convertible Debt [Member]	Jun. 30, 2014 Convertible Debt [Member]	Dec. 31, 2013 Convertible Debt [Member]	Dec. 31, 2013 Commissions to Carter Terry & Company [Member]	Dec. 31, 2012 Commissions to Carter Terry & Company [Member]	Dec. 31, 2013 Commissions to Carter Terry & Company [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)			880,982			5,699,885	3,636,619	880,982																																										61,009,017
Proceeds from Issuance or Sale of Equity				$ 517,699	$ 0	$ 459,300	$ 0			$ 1,982,000	$ 2,499,699																																							$ 248,800
Number of Partial Conversion Notices Received													4		3	12		7	3		2	3																								3	3
Debt Conversion, Converted Instrument, Shares Issued (in Shares)													38,530,833	3,000,000	2,515,280	11,229,545	863,681	15,236,040	10,707,578	1,600,467	7,700,000	5,494,215	1,437,416																							8,261,944	2,515,280
Debt Conversion, Original Debt, Amount				0	0	180,000	0			433,912	433,912		144,848	76,800		283,920	18,725	45,500	114,079	52,495	36,806	46,847		51,612																						18,201	50,208
Debt Instrument, Face Amount																									250,000		550,000		125,000	98,500		53,000				50,000			30,000			35,000			30,000
Debt Instrument, Term	12 months	24 months																							6 months		24 months	12 months		9 months		12 months
Debt Instrument, Interest Rate, Stated Percentage																									10.00%				5.00%	8.00%		8.00%				5.00%			5.00%			5.00%			5.00%
Proceeds from Convertible Debt				739,000	341,097	646,097	728,000			2,027,909	2,766,909														100,000			20,000				48,000			50,000			30,000
Debt Instrument, Payment Terms																									Unless the Note is prepaid in cash within 120 days of the effective date, the Lender has the right at its election upon maturity of the Note to convert all or part of the outstanding and unpaid Principal Sum and accrued interest (and any other fees) into shares of fully paid and non-assessable shares of common stock of the Registrant.		If the Note is repaid within ninety (90) days of the Effective Date, the interest rate shall be zero percent (0%). Should the Note still be outstanding after 90 days, a one-time 5% interest rate will be applied			The Company retains the option of pre-paying the Note at an amount equal to 110% of the outstanding principal and the accrued and unpaid interest within 30 days of the effective date, increasing at 5% per month to a maximum of 135% by the 6th month. Unless the Note is repaid in cash within 180 days, the Lender has the right to convert all or part of the outstanding and unpaid Principal Sum and accrued interest (and any other fees) into shares of fully paid and non-assessable shares of common stock of the Company		The Company retains the option of pre-paying the KBM Note at an amount equal to 110% of the outstanding principal and the accrued and unpaid interest within 30 days of the effective date, increasing at 5% per month to a maximum of 135% by the 6th month. Unless the KBM Note is repaid in cash within 180 days, the Lender has the right to convert all or part of the outstanding and unpaid Principal Sum and accrued interest (and any other fees) into shares of fully paid and non-assessable shares of common stock of the Company
Debt Instrument, Convertible, Terms of Conversion Feature																									The Conversion Price is at a 42% discount to the average of the three lowest volume weighted average prices (VWAP) on the previous twenty (20) trading days to the date of Conversion, or 42% discount to the average of the three lowest VWAPs on the previous twenty (20) trading days that would be obtained if the conversion were to be made on the date that the Note was executed.		The Conversion Price is the lesser of $0.10 or 70% of the average of the two lowest closing prices in the 25 trading days previous to the conversion	The Conversion Price is at a 20% discount to the average of the two lowest volume weighted average prices (VWAP) on the previous fifteen (15) trading days to the date of Conversion.		The Conversion Price is at a 25% discount to the average of the two lowest closing prices on the previous twenty (20) trading days prior to the date of Conversion	The Conversion Price is at a 25% discount to the average of the two lowest closing prices on the previous twenty (20) trading days prior to the date of Conversion.				The Notes may be converted to shares of Common Stock of the Company at a conversion price of 70% of the arithmetic average of the two (2) lowest VWAPs (volume weighted average price) of the shares of Common Stock during the twenty-five (25) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date			The Notes may be converted to shares of Common Stock of the Company at a conversion price of 70% of the arithmetic average of the two (2) lowest VWAPs (volume weighted average price) of the shares of Common Stock during the twenty-five (25) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date			The Note may be converted to shares of Common Stock of the Registrant at a conversion price of 70% of the arithmetic average of the two (2) lowest VWAPs (volume weighted average price) of the shares of Common Stock during the twenty-five (25) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date			The Note may be converted to shares of Common Stock of the Registrant at a conversion price of 70% of the arithmetic average of the two (2) lowest VWAPs (volume weighted average price) of the shares of Common Stock during the twenty-five (25) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date
Debt Issuance Cost																									8,000					3,500		3,000									1,750			1,500
Debt Instrument, Unamortized Discount																														13,000		5,000																			(166,307)	(517,169)	(264,389)
Proceeds from Debt, Net of Issuance Costs																														82,000		45,000
Payments of Debt Issuance Costs																											5,250			6,560
Original Issue Discount Rate																											10.00%								10.00%			10.00%			10.00%			10.00%
Debt Instrument, Fee																											3%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																										$ 0.10
Proceeds from Notes Payable																											75,000
Payments of Financing Costs				55,620	13,850	36,950	24,500			61,450	117,070																					3,600	2,500	4,000			1,500			2,800			2,400					2,400			10,000			17,500	19,391	36,891
Common Stock, Shares Authorized (in Shares)				500,000,000		250,000,000	250,000,000			250,000,000	500,000,000																																							1,500,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)				$ 0.001		$ 0.001	$ 0.001			$ 0.001	$ 0.001																																							$ 0.0001
Stock Issued During Period, Shares, Other (in Shares)												100,000																																					11,801,616
Stock Issued During Period, Value, Other									1,500			2,700																																					301,500
Number of Note Agreements																																			2			2
Convertible Debt																																				$ 55,000			$ 33,000												$ 608,193	$ 1,041,361	$ 836,858
Debt Instrument, Maturity Date, Description																																			twelve (12) months from the Effective Date			nine (9) months from the Effective Date			nine (9) months from the Effective Date			twelve (12) months from the Effective Date